Debt (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2007	Dec. 30, 2012	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Debt Disclosure [Abstract]
Unsecured credit facility			$ 500
Amount of credit facility available for issuances of letters of credit			100
Maturity date of credit facility			Nov. 30, 2014
Maximum increase in commitment amount allowable under the credit facility			500
Borrowings outstanding under credit facility			0	0
Incremental interest rate over LIBOR			0.85%
Maximum allowable aggregate amount outstanding under Commercial Paper Program			500
Maximum Allowable Maturity Period of Credit Union Under Commercial Paper		397 days
Combined borrowing limit of Commercial Paper Program and Credit Facility			500
Borrowings outstanding under commercial paper program			0	0
Letters of credit outstanding			18	17
Issuance date of 6.25% Senior Notes	Aug. 31, 2007
Face amount of long-term debt	550
Interest rate of Senior Notes	6.25%
Maturity date of 6.25% Senior Notes	Aug. 31, 2017
Carrying amount of 6.25% Senior Notes			549.6	549.5
Interest expense, net of interest capitalized			32.7	33.3	32.7
Interest capitalized			$ 3.2	$ 4.4	$ 4.9